FUNDS HELD FOR CUSTOMERS	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
FUNDS HELD FOR CUSTOMERS

NOTE 5—FUNDS HELD FOR CUSTOMERS

Funds held for customers consisted of the following as of the dates presented (in thousands):

	June 30, 2019	March 31, 2020
Restricted cash and other receivables	$470,971	$346,327
Restricted cash equivalents	424,219	442,300
Corporate bonds	302,070	469,071
Certificates of deposit	105,377	78,714
U.S. treasury securities	30,960	19,419

Total funds held for customers	1,333,597	1,355,831
Less—income earned by the Company included in other current assets	(4,291)	(2,279)

Total funds held for customers, net of income earned by the Company	$1,329,306	$1,353,552

Income earned by the Company that is included in other current assets represents interest income, accretion of discount (offset by amortization of premium), and net unrealized gains on customer funds that were invested in money market funds and short-term marketable debt securities. Earnings from these investments are contractually earned by the Company and are expected to be transferred into the Company’s corporate deposit account upon sale or settlement of the associated investment.

Below is a summary of the fair value of funds held for customers that were invested in short-term marketable debt securities as of the dates presented (in thousands):

	June 30, 2019
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$301,755	$327	$(12)	$302,070
Certificates of deposit	105,297	81	(1)	105,377
U.S. treasury securities	30,927	33	—	30,960

Total	$437,979	$441	$(13)	$438,407

	March 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$469,504	$505	$(938)	$469,071
Certificates of deposit	78,753	97	(136)	78,714
U.S. treasury securities	19,238	181	—	19,419

Total	$567,495	$783	$(1,074)	$567,204

The amortized cost and fair value amounts include accrued interest receivable of $1.9 million and $2.4 million as of June 30, 2019 and March 31, 2020, respectively.

As of June 30, 2019, 100% of our funds held for customers that were invested in short-term marketable debt securities mature within one year. As of March 31, 2020, approximately 99% and 1% of our funds held for customers that were invested in short-term marketable debt securities mature within one year and after one year through two years, respectively.

The following tables present gross unrealized losses and fair values for those investments that were in an unrealized loss position as of the dates presented (in thousands):

	June 30, 2019
	Fair value	Unrealized losses
Corporate bonds	$46,065	$(12)
Certificates of deposit	12,027	(1)

Total	$58,092	$(13)

	March 31, 2020
	Fair value	Unrealized losses
Corporate bonds	$235,152	$(938)
Certificates of deposit	33,966	(136)

Total	$269,118	$(1,074)

Investments with unrealized losses have been in a continuous unrealized loss position for less than 12 months. The Company does not intend to sell the investments and it is not likely that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. Therefore, the Company does not consider those unrealized investment losses as other-than-temporary impairment of the investments. There have been no significant realized gains or losses on funds held for customers that were invested in short-term marketable debt securities during the three or nine months ended March 31, 2019 and 2020.

NOTE 4—FUNDS HELD FOR CUSTOMERS

Funds held for customers consisted of the following (in thousands):

	June 30,
	2018	2019
Restricted cash and other receivables	$261,555	$470,971
Restricted cash equivalents	303,650	424,219
Corporate bonds	166,570	302,070
Certificates of deposit	185,360	105,377
U.S. Treasury securities	-	30,960

Total funds held for customers	917,135	1,333,597
Less—income earned by the Company included in other current assets	(2,122)	(4,291)

Total funds held for customers, net of income earned by the Company	$915,013	$1,329,306

Income earned by the Company that is included in other current assets represents interest income, accretion of discount (offset by amortization of premium), and net unrealized gains on customer funds that were invested in money market funds and short-term marketable debt securities. Earnings from these investments are contractually earned by the Company and are expected to be transferred into the Company’s corporate deposit account upon sale or settlement of the associated investment.

Below is a summary of the fair value of funds held for customers that were invested in short-term marketable debt securities (in thousands):

	June 30, 2018
	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$166,641	$11	$(82)	$166,570
Certificates of deposit	185,418	19	(77)	185,360

Total	$352,059	$30	$(159)	$351,930

	June 30, 2019
	Amortized cost basis	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bonds	$301,755	$327	$(12)	$302,070
Certificates of deposit	105,297	81	(1)	105,377
U.S. Treasury securities	30,927	33	-	30,960

Total	$437,979	$441	$(13)	$438,407

The amortized cost and estimated fair value amounts include accrued interest receivable of $1.0 million and $1.9 million at June 30, 2018 and 2019, respectively.

The following tables present gross unrealized losses and fair values for those investments that were in an unrealized loss position as of June 30, 2018 and 2019 (in thousands):

	June 30, 2018
	Fair value	Unrealized Losses
Corporate bonds	$67,013	$(82)
Certificates of deposit	80,515	(77)

Total	$147,528	$(159)

	June 30, 2019
	Fair value	Unrealized Losses
Corporate bonds	$46,065	$(12)
Certificates of deposit	12,027	(1)

Total	$58,092	$(13)

Investments with unrealized losses have been in a continuous unrealized loss position for less than 12 months. The Company does not intend to sell the investments and it is not likely that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be at maturity. Therefore, the Company does not consider those unrealized investment losses as other-than-temporary impairment of the investments. There have been no significant realized gains or losses on the short-term investments for the periods presented.